Goodwill and Other Intangible Assets	9 Months Ended
Sep. 30, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets

Note 6. Goodwill and Other Intangible Assets

Goodwill

Changes in the carrying amount of the Company’s goodwill during the nine months ended September 30, 2022 were as follows:

U.S. $ in thousands

Goodwill as of January 1, 2022	$65,144
Foreign currency translation adjustments	(300)
Goodwill as of September 30, 2022	$64,844

Other Intangible Assets

Other intangible assets consisted of the following:

	September 30, 2022			December 31, 2021
	Carrying Amount,		Net	Carrying Amount,		Net
	Net of	Accumulated	Book	Net of	Accumulated	Book
	Impairment	Amortization	Value	Impairment	Amortization	Value
	U.S. $ in thousands
Developed technology	$387,146	$(276,273)	$110,873	$406,578	$(279,037)	$127,541
Patents	16,696	(8,681)	8,015	16,220	(8,503)	7,717
Trademarks and trade names	16,261	(13,750)	2,511	26,055	(22,241)	3,814
Customer relationships	93,288	(85,005)	8,283	100,731	(87,559)	13,172
Capitalized software development costs	7,066	(7,066)	-	7,410	(7,410)	-
	$520,457	$(390,775)	$129,682	$556,994	$(404,750)	$152,244

Amortization expenses relating to intangible assets for the three-month periods ended September 30, 2022 and 2021 were approximately $9.0 million and $7.7 million, respectively. Amortization expenses relating to intangible assets for the nine month periods ended September 30, 2022 and 2021 were approximately $27.4 million and $23.0 million, respectively.

As of September 30, 2022, the estimated amortization expenses relating to intangible assets for each of the following future periods were as follows:

Estimated
amortization expense
(U.S. $ in thousands)
Remaining 3 months of 2022	$9,842
2023	22,585
2024	18,530
2025	16,051
2026	15,957
2027 and thereafter	46,717
Total	$129,682